CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (JPY ¥) In Millions, unless otherwise specified		Total	Common stock [Member]	Additional paid-in capital [Member]	Retained earnings [Member]	Accumulated other comprehensive income (loss) [Member]	Cumulative translation adjustments [Member]	Defined benefit pension plans [Member]	Non-trading securities [Member]	Common stock held in treasury [Member]	Total NHI shareholders' equity [Member]	Noncontrolling interests [Member]
Balance at beginning of year at Mar. 31, 2010			¥ 594,493	¥ 635,828	¥ 1,074,213		¥ (74,330)	¥ (34,802)		¥ (68,473)		¥ 6,085
Issuance of common stock
Gain (loss) on sales of treasury stock				3,191
Issuance and exercise of common stock options				7,296
Cumulative effect of change in accounting principle	[1]				(4,734)
Net income attributable to NHI shareholders		28,661			28,661
Cash dividends					(28,806)							(100)
Net change during the year							(23,096)
Repurchases of common stock										(37,378)
Sales of common stock										4
Common stock issued to employees										8,155
Net income (loss) attributable to noncontrolling interests		(3,264)										3,264
Other net change in treasury stock
Accumulated other comprehensive income (loss) attributable to noncontrolling interests
Cumulative translation adjustments												(1,055)
Net unrealized gain on non-trading securities
Pension liability adjustment		2,532						2,532
Purchase / sale of subsidiary shares, net												0
Other net change in noncontrolling interests												688
Balance at end of year at Mar. 31, 2011		2,091,636	594,493	646,315	1,069,334	(129,696)	(97,426)	(32,270)		(97,692)	2,082,754	8,882
Issuance of common stock				30,356
Gain (loss) on sales of treasury stock				719
Issuance and exercise of common stock options				19,466
Cumulative effect of change in accounting principle
Net income attributable to NHI shareholders		11,583			11,583
Cash dividends					(21,972)							(2,760)
Net change during the year							(13,226)
Repurchases of common stock										(8,944)
Sales of common stock										1
Common stock issued to employees										6,693
Net income (loss) attributable to noncontrolling interests		(14,471)										14,471
Other net change in treasury stock										123
Accumulated other comprehensive income (loss) attributable to noncontrolling interests
Cumulative translation adjustments												(575)
Net unrealized gain on non-trading securities		1,339							635			206
Pension liability adjustment		(2,655)						(2,862)				207
Purchase / sale of subsidiary shares, net				1,915								271,515
Other net change in noncontrolling interests												(10,050)
Balance at end of year at Mar. 31, 2012		2,389,137	594,493	698,771	1,058,945	(145,149)	(110,652)	(35,132)	635	(99,819)	2,107,241	281,896
Issuance of common stock
Gain (loss) on sales of treasury stock				(1,798)
Issuance and exercise of common stock options				(5,700)
Cumulative effect of change in accounting principle
Net income attributable to NHI shareholders		107,234			107,234
Cash dividends					(29,656)							(3,422)
Net change during the year							71,777
Repurchases of common stock										(7)
Sales of common stock										1
Common stock issued to employees										29,507
Net income (loss) attributable to noncontrolling interests		1,543										(1,543)
Other net change in treasury stock										(196)
Accumulated other comprehensive income (loss) attributable to noncontrolling interests
Cumulative translation adjustments												2,524
Net unrealized gain on non-trading securities		17,283							9,363			3,270
Pension liability adjustment		5,695						6,614				(919)
Purchase / sale of subsidiary shares, net				(9)								(247,782)
Other net change in noncontrolling interests												(9,412)
Balance at end of year at Mar. 31, 2013		¥ 2,318,983	¥ 594,493	¥ 691,264	¥ 1,136,523	¥ (57,395)	¥ (38,875)	¥ (28,518)	¥ 9,998	¥ (70,514)	¥ 2,294,371	¥ 24,612

[1]	Cumulative effect of change in accounting principle for the year ended March 31, 2011 is an adjustment to initially apply Accounting Standards Update ("ASU") No. 2009-17 "Consolidation (Topic 810): Improvements to Financial Reporting by Enterprises Involved with Variable Interest Entities" ("ASU 2009-17").